Shareholders’ (Deficiency) Equity - Schedule of Summary of Share Option Plans (Details) - Employees [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024
Shareholders’ (Deficiency) Equity - Schedule of Summary of Share Option Plans (Details) [Line Items]
Number of options, Outstanding at end of period	10,520,774	14,449,650
Weighted average exercise price, Outstanding at end of period	$ 5.03	$ 4.62
Aggregate intrinsic value, Outstanding at end of period	$ 2,264	$ 2,964
Weighted average remaining contractual life (years), Outstanding at end of period	7 years 29 days	6 years 11 months 1 day
Number of options, Exercisable options		9,563,187
Weighted average exercise price, Exercisable options		$ 4.81
Aggregate intrinsic value, Exercisable options		$ 2,430
Weighted average remaining contractual life (years), Exercisable options		6 years 1 month 24 days
Number of options, Granted		4,170,370
Weighted average exercise price, Granted		$ 3.6
Number of options, Exercised		(22,602)
Weighted average exercise price, Exercised		$ 1.1
Aggregate intrinsic value, Exercised		$ 39
Number of options, Forfeited		(218,892)
Weighted average exercise price, Forfeited		$ 5.38